Related Party Transactions Disclosure of interests in subsidiaries (Details)	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended		19 Months Ended
	Jan. 05, 2016	Dec. 31, 2017	Nov. 25, 2015	Dec. 31, 2017	May 06, 2015	Jul. 31, 2017
TransAlta Renewables
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	66.60%	64.00%	76.10%		70.30%	64.00%
Canada | TransAlta Generation Partnership [Member]
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)				100.00%
Canada | TransAlta Cogeneration L.P.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)				50.01%
Canada | TransAlta Energy Marketing Corp [Member]
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)				100.00%
Canada | TransAlta Renewables
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)				64.00%
UNITED STATES | TransAlta Centralia Generation, LLC [Member]
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)				100.00%
UNITED STATES | TransAlta Energy Marketing (U.S.), Inc [Member]
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)				100.00%
Australia | TransAlta Energy (Australia). Ptv Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)				100.00%